DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 12, 2012	Jun. 30, 2011
Entity Registrant Name	COMMERCIAL BANCSHARES INC \OH\
Entity Central Index Key	0001009976
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	cmoh
Entity Common Stock, Shares Outstanding		1,186,638
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 20,566,707

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 5,435	$ 5,270
Federal funds sold	5,288	16,810
Cash equivalents and federal funds sold	10,723	22,080
Securities available for sale	24,852	33,843
Other investment securities	2,259	2,260
Total loans	234,873	230,658
Allowance for loan losses	(3,779)	(3,198)
Loans, net	231,094	227,460
Premises and equipment, net	7,406	7,637
Accrued interest receivable	1,275	1,288
Other assets	10,170	9,835
Total assets	287,779	304,403
LIABILITIES
Noninterest-bearing demand	38,189	33,399
Interest-bearing demand	103,774	101,620
Savings and time deposits	86,918	97,460
Time deposits $100,000 and greater	30,247	44,765
Total deposits	259,128	277,244
Accrued interest payable	106	192
Other liabilities	1,546	2,578
Total liabilities	260,780	280,014
SHAREHOLDERS' EQUITY
Common stock, no par value; 4,000,000 shares authorized, 1,186,638 shares issued in 2011 and 1,182,888 issued in 2010	11,621	11,440
Retained earnings	16,058	13,936
Unearned compensation	(76)	(36)
Deferred compensation plan shares; at cost, 41,606 shares in 2011 and 35,467 shares in 2010	(717)	(626)
Treasury stock; 23,913 shares in 2011 and 31,543 shares in 2010	(654)	(862)
Accumulated other comprehensive income	767	537
Total shareholders' equity	26,999	24,389
Total liabilities and shareholders' equity	$ 287,779	$ 304,403

CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2011	Dec. 31, 2010
Common stock, shares authorized	4,000,000	4,000,000
Common stock, shares issued	1,186,638	1,182,888
Deferred compensation plan, shares issued	41,606	35,467
Treasury stock, shares	23,913	31,543

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 13,886	$ 14,375	$ 14,059
Interest on investment securities:
Taxable	515	620	712
Tax-exempt	612	709	749
Federal funds sold	28	41	21
Total interest income	15,041	15,745	15,541
Interest expense
Interest on deposits	2,112	3,518	4,798
Interest on borrowings	0	71	169
Total interest expense	2,112	3,589	4,967
Net interest income	12,929	12,156	10,574
Provision for loan losses	989	1,370	1,484
Net interest income after provision for loan loss	11,940	10,786	9,090
Noninterest income
Service fees and overdraft charges	1,546	1,679	1,849
Gains on security sales, net	0	0	22
Other income	665	768	595
Total noninterest income	2,211	2,447	2,466
Noninterest expenses
Salaries and employee benefits	5,701	5,293	5,046
Premises and equipment	1,281	1,220	1,444
OREO and miscellaneous loan expense	228	342	411
Professional fees	512	411	454
Data processing	198	224	256
Software maintenance	362	318	287
Advertising and promotional	233	213	197
FDIC deposit insurance	291	458	659
Franchise tax	315	285	270
Losses on repossessed asset sales, net	83	271	102
Other operating expense	1,139	1,133	1,240
Total noninterest expense	10,343	10,168	10,366
Income before income taxes	3,808	3,065	1,190
Income tax expense	1,029	742	89
Net income	$ 2,779	$ 2,323	$ 1,101
Basic earnings per common share (in dollars per share)	$ 2.4	$ 2.03	$ 0.97
Diluted earnings per common share (in dollars per share)	$ 2.38	$ 2.03	$ 0.97

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Retained Earnings [Member]	Unearned Compensation [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deferred Compensation Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 11,282	$ 11,836	$ 0	$ (108)	$ (542)	$ (1,163)	$ 21,305
Balance (in shares) at Dec. 31, 2008	1,136,397
Comprehensive income:
Net income		1,101					1,101
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	942	0	0	942
Total comprehensive income							2,043
Cash dividends	0	(659)	0	0	0	0	(659)
Shares acquired: deferred compensation	75	0	0	0	(75)	0	0
Shares divested: deferred compensation	(123)	0	0	0	123	0	0
Restricted shares awarded	26	0	(26)	0	0	0	0
Restricted shares awarded (in shares)	2,100
Stock-based compensation expense	6	0	0	0	0	0	6
Balance at Dec. 31, 2009	11,266	12,278	(26)	834	(494)	(1,163)	22,695
Balance (in shares) at Dec. 31, 2009	1,138,497
Comprehensive income:
Net income		2,323					2,323
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	(297)	0	0	(297)
Total comprehensive income							2,026
Cash dividends	0	(481)	0	0	0	0	(481)
Shares acquired: deferred compensation	22	0	0	0	(22)	0	0
Shares divested: deferred compensation	(7)	0	0	0	7	0	0
Restricted shares awarded	24	0	(24)	0	0	0	0
Restricted shares awarded (in shares)	1,850
Stock-based compensation expense	18	0	14	0	0	0	32
Issuance of treasury stock for deferred compensation plan	117	(184)	0	0	(117)	301	117
Issuance of treasury stock for deferred compensation plan (in shares)	10,998
Balance at Dec. 31, 2010	11,440	13,936	(36)	537	(626)	(862)	24,389
Balance (in shares) at Dec. 31, 2010	1,151,345
Comprehensive income:
Net income		2,779					2,779
Change in net unrealized gain (loss) on securities available for sale, net of tax effect	0	0	0	230	0	0	230
Total comprehensive income							3,009
Cash dividends	0	(562)	0	0	0	0	(562)
Shares divested: deferred compensation	(12)	0	0	0	12	0	0
Restricted shares awarded	65	0	(65)	0	0	0	0
Restricted shares awarded (in shares)	3,750
Stock-based compensation expense	25	0	25	0	0	0	50
Issuance of treasury stock under stock option plans	0	(12)	0	0	0	22	10
Issuance of treasury stock under stock option plans (in shares)	800
Issuance of treasury stock for deferred compensation plan	103	(83)	0	0	(103)	186	103
Issuance of treasury stock for deferred compensation plan (in shares)	6,830
Balance at Dec. 31, 2011	$ 11,621	$ 16,058	$ (76)	$ 767	$ (717)	$ (654)	$ 26,999
Balance (in shares) at Dec. 31, 2011	1,162,725

CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividend paid per share (in dollars per share)	$ 0.485	$ 0.42	$ 0.58
Deferred Compensation Arrangement with Individual, Shares Issued		2,102	5,673
Deferred Compensation Arrangement With Shares Divested	691	335	5,097

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 2,779	$ 2,323	$ 1,101
Adjustments to reconcile net income to net cash from operating activities
Depreciation	649	645	862
Provision for loan losses	989	1,370	1,484
Deferred income taxes	33	107	(84)
Loss on sale of repossessed assets, net	83	271	102
Gain on sale of securities	0	0	(22)
Net amortization on securities	218	182	207
Increased cash value of Bank-owned life insurance	(279)	(282)	(277)
Stock-based compensation expense	50	32	6
Changes in:
Interest receivable	13	(141)	(112)
Interest payable	(86)	(47)	(98)
Other assets and liabilities	(1,803)	548	(1,748)
Net cash from operating activities	2,646	5,008	1,421
Cash flows from investing activities
Purchases	(4,149)	(5,999)	(8,148)
Maturities and repayments	13,271	6,001	9,661
Sales	0	0	593
Purchases of other investment securities	0	(2)	0
Net change in loans	(4,619)	(2,776)	(32,597)
Proceeds from sale of OREO and other repossessed assets	476	731	922
Proceeds from the disposition of premises and equipment	22	8	205
Bank premises and equipment expenditures	(439)	(308)	(1,128)
Net cash from investing activities	4,562	(2,345)	(30,492)
Cash flows from financing activities
Net change in deposits	(18,116)	12,535	33,042
Repayments of FHLB advances	0	(5,000)	0
Cash dividends paid	(562)	(481)	(659)
Issuance of treasury stock under stock option plans	10
Issuance of treasury stock for deferred compensation plan	103	117	0
Net cash from financing activities	(18,565)	7,171	32,383
Net change in cash equivalents and federal funds sold	(11,357)	9,834	3,312
Cash equivalents and federal funds sold at beginning of year	22,080	12,246	8,934
Cash equivalents and federal funds sold at end of year	10,723	22,080	12,246
Supplemental disclosures:
Cash paid for interest	2,198	3,636	5,065
Cash paid for income taxes	1,735	166	255
Non-cash transfer of loans to foreclosed/repossessed assets	$ 530	$ 454	$ 2,286

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 1	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The consolidated financial statements include the accounts of Commercial Bancshares, Inc. (the “Corporation”) and its wholly owned subsidiaries, Commercial Financial and Insurance Agency, LTD (“Commercial Financial”) and The Commercial Savings Bank (the “Bank”). The Bank also owns a 49.9% interest in Beck Title Agency, Ltd., which is accounted for using the equity method of accounting. All significant inter-company balances and transactions have been eliminated in consolidation.

Nature of Operations: Commercial Bancshares, Inc. is a financial holding corporation whose banking subsidiary, The Commercial Savings Bank, is engaged in the business of commercial and retail banking, with operations conducted through its main office and branches located in Upper Sandusky, Ohio and neighboring communities in Wyandot, Marion and Hancock counties. These market areas provide the source of substantially all of the Corporation’s deposit and loan activities. The Corporation’s primary deposit products are checking, savings and term certificate accounts, and its primary lending products are residential mortgage, commercial and installment loans. Substantially all loans are secured by specific items of collateral including business assets, consumer assets and real estate. Other financial instruments that potentially represent concentrations of credit risk include deposit accounts in other financial institutions and federal funds sold.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States inherently involves the use of estimates and assumptions that affect the amounts reported in the financial statements and the related disclosures. The most significant of these estimates relate to the determination of the allowance for loan losses, income taxes and the fair value of financial instruments. Due to potential changes in conditions, it is at least reasonably possible that change in estimates will occur in the near term and that such changes could be material to the amounts reported in the Corporation’s financial statements.

Cash and Cash Equivalents: Cash and cash equivalents include cash, interest-bearing and noninterest-bearing demand deposits with banks, and federal funds sold.

Investment Securities: Securities are classified as available for sale. Securities available for sale are carried at fair value, with unrealized holding gains and losses reported separately in shareholders’ equity, net of tax. Interest income includes net amortization of purchase premiums and discounts. Realized gains and losses on sales are determined using the amortized cost of the specific security sold. Securities are written down to fair value when a decline in fair value is considered other-than-temporary. In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Receivable: Loans are reported at the principal balance outstanding, net of deferred loan fees and costs, allowance for loan losses, and charge-offs. Interest income is reported on the accrual method and includes amortization of net deferred loan fees and costs over the loan term. Interest income is not reported when full loan repayment is in doubt, typically when the loan is impaired or payments are past due over 90 days. When a loan is placed on nonaccrual status, all unpaid interest is reversed from interest income. Payments received on such loans are reported as principal reductions until qualifying for return to accrual status. Accrual is resumed when all contractually due payments are brought current and future payments are reasonably assured.

Allowance for Loan Losses: The allowance for loan losses is a valuation allowance, increased by the provision for loan losses and decreased by charge-offs, minus recoveries. Management estimates the allowance balance required based on past loan loss experience, known and inherent risks in the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors. Allocations of the allowance may be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard, or special mention. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors.

A loan is considered impaired when management believes full collection of principal and interest under the loan terms is not probable. Often this is associated with a significant delay or shortfall in payments. If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.

Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation expense is calculated using the straight-line method based on the estimated useful lives of the assets. Buildings and related components are depreciated using useful lives ranging from 5 to 39 years. Furniture, fixtures and equipment are depreciated using useful lives of 3 to 10 years. These assets are reviewed for impairment when events indicate the carrying amount may not be recoverable.

Other Real Estate: Real estate acquired through foreclosure is carried at the lower of the recorded investment in the property or its fair value less estimated costs to sell. Upon repossession, the value of the underlying loan is written down to the fair value of the real estate less estimated costs to sell by a charge to the allowance for loan losses, if necessary. Any subsequent write-downs are charged to operating expenses. Operating expenses of such properties, net of related income, and gains and losses on their disposition are included in other expense.

Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

Long-Term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at discounted amounts.

Benefit Plans: Profit-sharing and 401(k) plan contributions are determined by a formula based on employee deferrals with additional contributions at the discretion of the Board of Directors.

Directors and executive officers of the Corporation are permitted to defer compensation paid for service to the Corporation under the Corporation’s Deferred Compensation Plan. Deferred compensation costs are expensed over the individual’s service period. Shares of the Corporation’s common stock that are held in trust for the benefit of deferred compensation plan participants may be available to the Corporation’s creditors in certain circumstances. Such shares acquired by the trustee are reported as a reduction to shareholders’ equity, with a corresponding increase to common stock. In addition to the Corporation’s stock, cash is also held in trust for the benefit of deferred compensation plan participants.

Stock Compensation: The Corporation recognizes expense for stock-based compensation using the fair value method of accounting. The Corporation uses an option pricing model to estimate the grant date present value of stock options granted. The fair value of the restricted stock awards is the closing market price of the Corporation’s stock on the date of grant. Compensation is then recognized over the service period, which is usually the vesting period.

Financial Instruments: Financial instruments include off-balance-sheet credit instruments, such as commitments to make loans and standby letters of credit, issued to meet customer-financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Fair Values of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed separately. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates. The fair value estimates of existing on-and-off balance sheet financial instruments does not include the value of anticipated future business or the values of assets and liabilities not considered financial instruments.

Comprehensive Income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income are components of comprehensive income. The only item in accumulated other comprehensive income is net unrealized gains and losses on available for sale securities, reported net of tax.

Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements.

Earnings Per Share: Basic earnings per share (“EPS”), is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The dilutive effect of stock options is considered in earnings per share calculations, if dilutive, using the treasury stock method.

Industry Segments: While the Corporation’s chief decision makers monitor the revenue streams of various products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable segment.

Recent Accounting Pronouncements: In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income.” This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income and will not have an impact on the Corporation’s financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirements to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements.

In May 2011, the FASB issued ASU 2011-04 Fair Value Measurement (Topic 820) Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which presents common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The amendments in this update explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments in this update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Some of the amendments clarify the Board’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is not expected to have an impact on the Corporation’s financial condition or results of operations.

ASC Topic 310: Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. On April 5, 2011, the FASB issued a final standard to assist creditors in determining whether a modification of the terms of a receivable meets the definition of a troubled debt restructuring (TDR). The final standard, Accounting Standards Update (ASU) No. 2011-02, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring,” was issued as a result of stakeholders questioning whether additional guidance or clarification was needed to assist creditors with determining whether a modification is a TDR. The final standard does not change the long-standing guidance that a restructuring of a debt constitutes a TDR “if the creditor for economic or legal reasons related to the debtor’s financial difficulties grants a concession to the debtor that it would not otherwise consider.” In other words, the creditor must conclude that both the restructuring constitutes a concession, and the debtor is experiencing financial difficulties. The new guidance was effective for interim and annual periods beginning on or after June 15, 2011, and has been applied retrospectively to restructurings occurring on or after January 1, 2011. The adoption of this guidance did not have a material impact on the Corporation’s financial condition or results of operation and is presented in NOTE 6, herein.

INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
NOTE 2	INVESTMENT SECURITIES

The fair value of securities available for sale (in thousands) and the related gains and losses recognized in accumulated other comprehensive income was as follows:

		Gross	Gross
	Fair	Unrealized	Unrealized
	Value	Gains	Losses
2011
Obligations of U.S. Government and federal agencies	$4,066	$9	$—
Obligations of state and political subdivisions	14,372	798	(4)
Mortgage-backed securities	6,414	360	—
Total securities available for sale	$24,852	$1,167	$(4)

2010
Obligations of U.S. Government and federal agencies	$9,065	$54	$(21)
Obligations of state and political subdivisions	16,069	467	(96)
Mortgage-backed securities	8,709	410	—
Total securities available for sale	$33,843	$931	$(117)

Contractual maturities of securities (in thousands) at year-end 2011 were as follows. Securities not due at a single maturity date, primarily mortgage-backed securities, are shown separately.

Fair Value
Due less than one year	$143
Due after one year through five years	6,690
Due after five years through ten years	8,658
Due after ten years	2,947
Mortgage-backed securities	6,414
Total securities available for sale	$24,852

Sales of available for sale securities (in thousands) were as follows:

	2011	2010	2009
Proceeds	$—	$—	$593
Gross gains	—	—	22
Gross losses	—	—	—

Proceeds from maturities, calls and repayments of principal were $13,271,000, $6,001,000 and $9,661,000 in 2011, 2010 and 2009, respectively. At year-end 2011 and 2010 securities with a carrying value of $18,219,000 and $27,300,000, respectively, were pledged to secure public deposits and other deposits and liabilities as required or permitted by law.

The following table shows the gross unrealized losses and fair value of the Corporation’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions at December 31, 2011:

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
(Dollars in thousands)	Unrealized	Fair	Unrealized	Fair
Available for sale securities	Losses	Value	Losses	Value
U.S. Government and federal agencies	$—	$—	$—	$—
State and political subdivisions	(3)	880	(1)	310
Mortgage-backed securities	—	—	—	—
Total available for sale	$(3)	$880	$(1)	$310

The following table shows the gross unrealized losses and fair value of the Corporation’s investments with unrealized losses, aggregated by investment category and length of time the individual securities have been in continuous unrealized loss positions at December 31, 2010:

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
(Dollars in thousands)	Unrealized	Fair	Unrealized	Fair
Available for sale securities	Losses	Value	Losses	Value
U.S. Government and federal agencies	$(21)	$1,979	$—	$—
State and political subdivisions	(91)	3,198	(5)	427
Mortgage-backed securities	—	—	—	—
Total available for sale	$(112)	$5,177	$(5)	$427

Unrealized losses on securities are considered temporary and have not been recognized into income because the issuers’ bonds are of high quality and the Corporation has the intent and ability to hold the securities for the foreseeable future. The fair value of the securities is impacted by marketplace liquidity and other factors that are considered to be temporary in nature. The fair value is expected to be recovered as the bonds approach the maturity date. At December 31, 2011, 3 individual securities had been in a continuous loss position for more than 12 months with 1 security in a continuous loss position for less than 12 months. At December 31, 2010, 3 individual securities had been in a continuous loss position for more than 12 months with 21 individual securities in a continuous loss position for less than 12 months.

Other investment securities are carried at cost and consist principally of stock in the Federal Home Loan Bank of Cincinnati.

ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 3	ALLOWANCE FOR LOAN LOSSES

Following is an analysis (in thousands) of the changes in the allowance for loan losses at December 31, 2011 and 2010.

	Commercial	Real Estate	Consumer	Total
December 31, 2011
Beginning balance – January 1, 2011	$2,307	$182	$709	$3,198
Charge-offs	(241)	—	(269)	(510)
Recoveries	15	—	87	102
Provision	768	96	125	989
Ending balance – December 31, 2011	$2,849	$278	$652	$3,779
Allowance:
Ending balance individually evaluated for impairment	$451	$—	$—	$451
Ending balance collectively evaluated for impairment	2,398	278	652	3,328
Total Allowance	$2,849	$278	$652	$3,779
Loans:
Ending balance individually evaluated for impairment	$7,400	$—	$—	$7,400
Ending balance collectively evaluated for impairment	170,002	15,456	42,015	227,473
Total Loans	$177,402	$15,456	$42,015	$234,873

December 31, 2010
Beginning balance – January 1, 2010	$1,927	$158	$659	$2,744
Charge-offs	(610)	(25)	(404)	(1,039)
Recoveries	34	—	89	123
Provision	956	49	365	1,370
Ending Balance – December 31, 2010	$2,307	$182	$709	$3,198
Allowance:
Ending balance individually evaluated for impairment	$116	$—	$40	$156
Ending balance collectively evaluated for impairment	2,191	182	669	3,042
Total Allowance	$2,307	$182	$709	$3,198
Loans:
Ending balance individually evaluated for impairment	$1,774	$—	$90	$1,864
Ending balance collectively evaluated for impairment	170,650	13,775	44,369	228,794
Total Loans	$172,424	$13,775	$44,459	$230,658

CREDIT QUALITY INDICATORS	12 Months Ended
Dec. 31, 2011
Credit Quality Indicators [Abstract]
Credit Quality Indicators [Text Block]
NOTE 4	CREDIT QUALITY INDICATORS

As part of its monitoring process, the Corporation utilizes a risk rating system which quantifies the risk the Corporation estimates it has assumed when entering into a loan transaction, and during the life of that loan. The system rates the strength of the borrower and the transaction and is designed to provide a program for risk management and early detection of problems. Loans are graded on a scale of 1 through 9, with a grade of 5 or below classified as “Pass” rated credits. Following is a description of the general characteristics of risk grades 6 through 9:

6 – Special Mention	The weighted overall risk associated with this credit is considered higher than normal (but still acceptable) or the loan possesses deficiencies which corrective action by the Bank would remedy, thereby reducing risk.
7 – Substandard	The weighted overall risk associated with this credit (based on each of the Bank’s creditworthiness criteria) is considered undesirable, the credit demonstrates a well-defined weakness or the Bank is inadequately protected and there exists the distinct possibility of sustaining some loss if not corrected
8 – Doubtful	Weakness makes collection or liquidation in full (based on currently existing facts) improbable.

9 – Loss	This credit is of little value and not warranted as a bankable asset. Accordingly, the Bank does not carry any loans on the books that are graded 9 – loss, instead these loans are charged-off.

The Corporation’s strategy for credit risk management includes ongoing credit examinations and management reviews of loans exhibiting deterioration of credit quality. A deteriorating credit indicates an elevated likelihood of delinquency. When a loan becomes delinquent, its credit grade is reviewed and changed accordingly. Each downgrade to a classified credit results in a higher percentage of reserve to reflect the increased likelihood of loss for similarly graded credits. Further deterioration could result in a certain credit being deemed impaired resulting in a collateral valuation for purposes of establishing a specific reserve which reflects the possible extent of such loss for that credit.

Commercial Credit Exposure

Credit risk profile by credit worthiness category

					Commercial		Commercial
	Commercial		Commercial		Real Estate		Real Estate
	Operating		Agricultural		1-4 Family		Other
Category	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$25,323	$27,214	$27,650	$28,295	$33,854	$30,492	$71,921	$70,999
6	1,234	232	320	335	608	899	4,452	11,942
7	873	472	—	—	1,386	458	9,781	1,000
8	—	—	—	—	—	—	—	86
9	—	—	—	—	—	—	—	—
Total	$27,430	$27,918	$27,970	$28,630	$35,848	$31,849	$86,154	$84,027

Consumer Credit Exposure

Credit risk by credit worthiness category

	Residential		Residential
	Real Estate, Construction		Real Estate, Other
Category	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$3,437	$2,514	$10,434	$10,890
6	—	—	205	154
7	73	—	1,307	217
8	—	—	—	—
9	—	—	—	—
Total	$3,510	$2,514	$11,946	$11,261

Consumer Credit Exposure

Credit risk by credit worthiness category

	Consumer		Consumer		Consumer
	Equity		Auto		Other
Category	12/31/11	12/31/10	12/31/11	12/31/10	12/31/11	12/31/10
Pass	$19,565	$20,944	$8,365	$10,460	$13,673	$12,678
6	68	246	2	43	6	8
7	185	41	46	37	105	2
8	—	—	—	—	—	—
9	—	—	—	—	—	—
Total	$19,818	$21,231	$8,413	$10,540	$13,784	$12,688

SUMMARY OF IMPAIRED LOANS	12 Months Ended
Dec. 31, 2011
Summary Of Impaired Loans [Abstract]
Summary Of Impaired Loans [Text Block]
NOTE 5	SUMMARY OF IMPAIRED LOANS

The following schedule summarizes impaired loans (in thousands) at December 31, 2011 and 2010, segregated by those for which a specific allowance was required and those for which a specific allowance was not necessary.

				YTD
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
December 31, 2011	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial
Operating	$149	$181	$—	$151	$9
Real estate, other	3,668	3,668	—	1,954	218
With an allowance recorded:
Commercial
Operating	177	177	94	176	9
Real estate, 1-4 family	283	283	200	307	11
Real estate, other	3,123	3,123	157	2,356	163
Total	$7,400	$7,432	$451	$4,944	$410

				YTD
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
December 31, 2010	Investment	Balance	Allowance	Investment	Recognized
With no related allowance recorded:
Commercial
Operating	$331	$363	$—	$170	$26
Real estate, 1-4 family	53	106	—	53	—
Real estate, other	500	562	—	238	19
With an allowance recorded:
Commercial
Real estate, 1-4 family	405	452	71	112	29
Real estate, other	485	713	45	638	14
Consumer, other	90	90	40	8	—
Total	$1,864	$2,286	$156	$1,219	$88

TROUBLED DEBT RESTRUCTURINGS	12 Months Ended
Dec. 31, 2011
Troubled Debt Restructuring, Debtor, Current Period [Abstract]
Troubled Debt Restructuring [Text Block]
NOTE 6	TROUBLED DEBT RESTRUCTURINGS

The following table summarizes information relative to loan modifications determined to be troubled debt restructurings during 2011.

	2011
	Number	Recorded
(Amounts in thousands)	of TDRs	Investment
Commercial operating	2	$177
Commercial real estate, 1-4 family	1	283
Commercial real estate, other	2	3,672
Total	5	$4,132

A modification of a loan constitutes a TDR when a borrower is experiencing financial difficulty and the modification constitutes a concession. The Corporation offers various types of concessions when modifying a loan. Loan terms that may be modified due to a borrower’s financial situation include, but are not limited to, a reduction in the stated interest rate, a reduction in the face amount of the debt, a reduction of the accrued interest, temporary interest-only payments, or re-aging, extensions, deferrals, renewals and rewrites. In mitigation, additional collateral, a co-borrower or a guarantor may be requested.

The $4,132,000 in modified loans represents 5 credit relationships in which economic concessions were granted to borrowers to better align the terms of their loans with their current ability to pay. These actions were taken to help financially stressed borrowers maintain their homes or businesses. Of the 5 loans modified during 2011, 3 loans totaling $3,901,000 were in accruing status at year-end.

Loans modified in a TDR may already be on nonaccrual status and partial charge-offs may have in some cases been taken against the outstanding loan balance. The allowance for impaired loans that have been modified in a TDR is measured based on the estimated fair value of the collateral, less any selling costs, if the loan is collateral dependant or on the present value of expected future cash flows discounted at the loan’s effective interest rate. Management exercises significant judgment in developing these determinations.

AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES	12 Months Ended
Dec. 31, 2011
Past Due Financing Receivables [Abstract]
Past Due Financing Receivables [Text Block]
NOTE 7	AGE ANALYSIS OF PAST DUE FINANCING RECEIVABLES

The following table presents the loan portfolio summarized (in thousands) by aging categories, at December 31, 2011 and 2010.

							Recorded
(In thousands)	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
2011	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$14	$93	$15	$122	$27,308	$27,430	$—
Agricultural	—	—	—	—	27,970	27,970	—
Real estate, 1-4 family	45	1	—	46	35,802	35,848	—
Real estate, other	121	—	309	430	85,724	86,154	—
Residential
Construction	—	—	—	—	3,510	3,510	—
Other	28	—	—	28	11,918	11,946	—
Consumer
Equity	27	—	—	27	19,791	19,818	—
Auto	17	—	19	36	8,377	8,413	—
Other	20	5	35	60	13,724	13,784	—
Total	$272	$99	$378	$749	$234,124	$234,873	$—

							Recorded
	30-59	60-89	>90			Total	Investment
	Days	Days	Days	Total		Financing	> 90 Days
2010	Past Due	Past Due	Past Due	Past Due	Current	Receivables	and Accruing
Commercial
Operating	$47	$—	$10	$57	$27,861	$27,918	$—
Agricultural	—	—	—	—	28,631	28,631	—
Real estate, 1-4 family	39	—	130	169	31,725	31,894	—
Real estate, other	1,156	849	440	2,445	81,536	83,981	—
Residential
Construction	—	—	—	—	2,514	2,514	—
Other	—	—	—	—	11,261	11,261	—
Consumer
Equity	18	15	11	44	21,187	21,231	—
Auto	—	—	—	—	11,557	11,557	—
Other	128	—	20	148	11,523	11,671	—
Total	$1,388	$864	$611	$2,863	$227,795	$230,658	$—

FINANCING RECEIVABLES ON NONACCRUAL STATUS	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Financing Receivables [Text Block]
NOTE 8	FINANCING RECEIVABLES ON NONACCRUAL STATUS

The following summarizes loans (in thousands) on nonaccrual status at December 31, 2011 and 2010.

	December 31, 2011	December 31, 2010
Commercial
Operating	$433	$44
Real estate, 1-4 family	384	130
Real estate, other	761	1,453
Residential real estate
Other	192	216
Consumer
Equity	12	55
Auto	30	—
Other	40	36
Total	$1,852	$1,934

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 9	PREMISES AND EQUIPMENT

Year-end premises and equipment (in thousands) were as follows:

	2011	2010
Land	$1,066	$1,059
Buildings	8,592	8,629
Furniture and equipment	4,910	5,371
Construction in process	19	—
Total	14,587	15,059
Accumulated depreciation	7,181	7,422
Premises and equipment, net	$7,406	$7,637

Depreciation expense charged to operations was $649,000, $645,000, and $862,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

TIME DEPOSITS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
NOTE 10	TIME DEPOSITS

At December 31, 2011, scheduled maturities of time deposits (in thousands) were as follows:

2012	$44,974
2013	28,741
2014	10,968
2015	6,072
2016	4,128
2017 and thereafter	3,619
$98,502

FHLB ADVANCES	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 11	FHLB ADVANCES

FHLB advances are collateralized by all shares of FHLB stock owned by the Bank and by the Bank’s qualified mortgage loans. At December 31, 2011, the loans pledged for FHLB advances had a carrying value of $37,903,000. At December 31, 2011 as well as 2010, the Corporation had no borrowings with FHLB.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 12	INCOME TAXES

The provision for income taxes (in thousands) consists of:

	2011	2010	2009
Current provision	$996	$635	$173
Deferred provision (benefit)	33	107	(84)
Total income tax expense (credit)	$1,029	$742	$89

Year-end deferred tax assets and liabilities (in thousands) consist of:

	2011	2010
Items giving rise to deferred tax assets
Allowance for loan losses in excess of tax reserve	$913	$715
Deferred compensation	263	318
Alternative minimum tax credit carry forward	22	153
Nonaccrual loan interest	8	17
Accrued expenses and other	15	20
Total	1,221	1,223

Items giving rise to deferred tax liabilities
Depreciation	(309)	(265)
Deferred loan fees and costs	(82)	(112)
FHLB stock dividend	(309)	(309)
Unrealized gain on securities available for sale	(395)	(277)
Prepaid expenses and other	(132)	(115)
Total	(1,227)	(1,078)
Net deferred tax asset (liability)	$(6)	$145

Income tax expense attributable to continuing operations (in thousands) is reconciled between the financial statement provision and amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

	2011	2010	2009
Tax at statutory rates	$1,295	$1,042	$405
Increase (decrease) in tax resulting from:
Tax-exempt income	(283)	(310)	(325)
Other	17	10	9
Total income tax expense	$1,029	$742	$89

The Corporation had no reportable income tax expense pertaining to security gains for 2011, compared to zero in 2010 and $7,000 in 2009.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 13	STOCK-BASED COMPENSATION

The Corporation has two stock option plans, the 1997 Stock Option Plan and the 2009 Incentive Stock Option Plan. No additional grants may be made under the 1997 Stock Option Plan. The 2009 Plan, which is shareholder approved, permits the grant of stock options, restricted stock and certain other stock-based awards for up to 150,000 shares. At December 31, 2011, a total of 103,300 shares remained available for issuance. Stock-based compensation expense is based on the estimated fair value of the award at the date of grant. The fair value of each option award is estimated on the date of grant using an option-pricing model, requiring the use of subjective assumptions. The fair value is amortized as compensation expense on a straight-line basis over the vesting period of the grants. Compensation expense related to employees is included in personnel expense while compensation expense related to directors is included in other operating expense.

Assumptions are used in estimating the fair value of stock options granted. Expected stock volatility is based on several factors including the historical volatility of the Corporation’s stock, implied volatility determined from traded options and other factors. The Corporation uses historical data to estimate option exercises and employee terminations to estimate the expected life of options. The risk-free interest rate for the expected life of the options is based on the U.S. Treasury yield curve in effect on the date of grant. The expected dividend yield is based on the Corporation’s expected dividend yield over the life of the options. The following assumptions were used in estimating the fair value for options granted during 2011 and 2010.

	2011	2010
Estimated fair value	$2.94	$2.14
Dividend yield	3.32%	3.36%
Risk-free interest rate	1.65%	2.11%
Expected volatility	24.14%	22.33%
Expected life of options (in years)	8	8

Intrinsic value represents the amount by which the fair market value of the underlying stock exceeds the exercise price of the stock options. At December 31, 2011, the aggregate intrinsic value of stock options outstanding and exercisable was $165,000 and $85,000, respectively compared to an aggregate intrinsic value of $54,000 and $13,000 at December 31, 2010. For the years ended December 31, 2011, 2010 and 2009, the Corporation recorded compensation expense for the vesting of stock options of approximately $25,000, $18,000 and $6,000, respectively. At year-end 2011, the Corporation had $45,000 of unrecognized compensation expense related to stock options that is expected to be recognized over a remaining weighted average vesting period of 23.7 months.

The following table summarizes stock option activity for the years ended December 31, 2011, 2010 and 2009.

	2011		2010		2009
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at
beginning of year	31,330	$13.47	24,702	$15.58	6,602	$24.59
Granted	9,800	17.40	11,100	13.25	18,100	12.30
Exercised	(800)	12.30	—	—	—	—
Expired	—	—	(4,472)	24.55	—	—
Forfeited	—	—	—	—	—	—
Outstanding at year-end	40,330	$14.45	31,330	$13.47	24,702	$15.58
Options exercisable at year-end	17,105		7,167		5,602
Weighted average fair value of options granted during the year	$2.94		$2.14		$2.08

The following is a summary of outstanding and exercisable stock options at December 31, 2011:

	Number	Weighted Average	Number
	Of Shares	Remaining	Of Shares
Exercise Price	Outstanding	Contractual Life	Exercisable
$22.75	1,130	1.01 years	1,130
26.75	1,000	4.01 years	1,000
12.30	17,300	7.62 years	11,274
13.25	11,100	8.62 years	3,701
17.40	9,800	9.62 years	—
Total	40,330	8.11 years	17,105

The following table summarizes nonvested stock option activity for the year ended December 31, 2011:

	Number	Weighted
	Of	Average
Nonvested Options	Options	Price
Nonvested options at December 31, 2010	24,163	$13.33
Granted	9,800	17.40
Vested	(10,738)	13.97
Forfeited	—	0.00
Nonvested options at December 31, 2011	23,225	$14.75

The fair value of restricted stock is equal to the fair market value of the Corporation’s common stock on the date of the grant. Restricted stock awards are recorded as deferred compensation, a component of shareholders’ equity and amortized to compensation expense over a three year vesting period. During 2011, the Corporation granted 1,550 and 2,200 shares of restricted stock awards to executive officers and directors, respectively, with a grant date fair value of $17.40 per share for a total of $65,000. For the years ended December 31, 2011, 2010 and 2009, the Corporation recorded compensation expense for restricted stock awards of approximately $25,000, $14,000 and $4,000, respectively. At year-end 2011, the Corporation had $76,000 of unrecognized compensation expense, related to outstanding restricted stock awards of 7,700, that is expected to be recognized over a remaining weighted average vesting period of 27.3 months.

BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
NOTE 14	BENEFIT PLANS

The Corporation maintains a 401(k) plan covering substantially all employees who have attained the age of twenty-one and have completed thirty days of service with the Corporation. This is a salary deferral plan, which calls for matching contributions by the Corporation based on a percentage (50%) of each participant’s voluntary contribution (limited to a maximum of six percent (6%) of a covered employee’s annual compensation). In addition to the Corporation’s required matching contribution, a contribution to the plan may be made at the discretion of the Board of Directors. The Corporation’s matching and discretionary contributions were $94,000, $87,000 and $87,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011, the Corporation has agreements with two former executive officers to provide postretirement benefits including split dollar life insurance arrangements and deferred compensation. The Corporation’s future obligations under the agreements have been provided for through the single purchase of split dollar life insurance policies on the executives. The Corporation has a liability recorded for the present value of the future benefits of approximately $291,000 and $641,000 at December 31, 2011 and 2010, respectively. The decrease in postretirement benefits during 2011 is due to a settlement with a former executive officer. The Corporation recognized expense in connection with these benefits of $53,000, $40,000 and $34,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Corporation has deferred director fee arrangements with certain directors and executive officers. The amounts deferred under the arrangements are invested in the Corporation’s common stock and are maintained in a rabbi trust. The Corporation had 41,606 and 35,467 shares in the plan with a related obligation of $717,000 and $626,000 established within stockholders’ equity as of December 31, 2011 and 2010, respectively.

COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Off Balance Sheet Risk and Contingencies [Text Block]
NOTE 15	COMMITMENTS, OFF-BALANCE-SHEET RISK AND CONTINGENCIES

Some financial instruments are used in the normal course of business to meet the financing needs of customers. These financial instruments include commitments to extend credit and standby letters of credit that involve, to varying degrees, credit and interest-rate risk in excess of the amount reported in the financial statements.

Commitments to extend credit are legally binding and generally have fixed expiration dates or other termination clauses. The contractual amount represents the Corporation’s exposure to credit loss, in the event of default by the borrower. The Corporation manages this credit risk by using the same credit policies it applies to loans. Collateral is obtained to secure commitments based on management’s credit assessment of the borrower. The collateral may include inventories, receivables, equipment, income-producing commercial properties and real estate. Since many of the commitments are expected to expire without being drawn, total commitments do not necessarily represent future cash requirements.

Standby letters of credit are commitments the Corporation issues to guarantee the performance of a customer to a third party. The Corporation issues commercial letters of credit on behalf of customers to ensure payment or collection in connection with trade transactions. In the event of a customer’s non-performance, the Corporation’s credit loss exposure is the same in any extension of credit, up to the letter’s contractual amount. Management assesses the borrower’s credit to determine the necessary collateral. Since the conditions requiring the Bank to fund letters of credit may not occur, the Corporation expects its liquidity requirements to be less than the total outstanding commitments.

The following is a summary of commitments to extend credit (in thousands) at year-end:

	2011	2010
Commitments to extend commercial credit	$19,588	$11,380
Commitments to extend consumer credit	12,256	10,880
Standby letters of credit	10	308
	$31,854	$22,568

Fixed rate	$6,158	$2,774
Variable rate	25,696	19,794
	$31,854	$22,568

At year-end 2011, the fixed rate commitments had a range of rates from 4.75% to 25.00%, and a weighted average term to maturity of 41.8 months. At year-end 2010, the fixed rate commitments had a range of rates from 4.75% to 25.00%, with a weighted average term to maturity of 29.2 months.

REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block [Abstract]
Regulatory Capital Requirements under Banking Regulations [Text Block]
NOTE 16	REGULATORY MATTERS

The Bank is subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators regarding components, risk weightings, and other factors, and the regulators can lower classifications in certain cases. Failure to meet various capital requirements can initiate regulatory action that could have a direct material effect on the Corporation’s financial statements.

The prompt corrective action regulations provide five classifications, including well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and plans for capital restoration are required. The minimum requirements are:

	Capital to risk-weighted assets		Tier 1 capital
	Total	Tier 1	to average assets
Well capitalized	10%	6%	5%
Adequately capitalized	8%	4%	4%
Undercapitalized	6%	3%	3%

At year-end 2011, actual capital levels and minimum required levels, (in thousands) for the Bank were as follows:

			Minimum Required		Minimum Required
			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$28,729	12.0%	$19,139	8.0%	$23,923	10.0%
Tier 1 capital (to risk-weighted assets)	$25,729	10.8%	$9,569	4.0%	$14,354	6.0%
Tier 1 capital (to average assets)	$25,729	8.9%	$11,558	4.0%	$14,448	5.0%

At year-end 2010, actual capital levels and minimum required levels, (in thousands) for the Bank were as follows:

			Minimum Required		Minimum Required
			For Capital		To Be Well
	Actual		Adequacy Purposes		Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital (to risk-weighted assets)	$26,367	11.3%	$18,752	8.0%	$23,441	10.0%
Tier 1 capital (to risk-weighted assets)	$23,434	10.0%	$9,376	4.0%	$14,064	6.0%
Tier 1 capital (to average assets)	$23,434	7.6%	$12,375	4.0%	$15,469	5.0%

Based on the most recent notifications from its regulators, the Bank has been categorized as “well-capitalized” at year-end 2011. Management is not aware of any conditions or events since its last notification that would affect the Bank’s “well-capitalized” status.

Dividend payments to the holding company by its subsidiaries are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. Dividends paid by the Bank are the primary source of funds available to the Corporation for payment of dividends to shareholders and for other working capital needs. Ohio law prohibits the Bank, without the prior approval of the Ohio Division of Financial Institutions, from paying dividends in an amount greater than the lesser of its undivided profits or the total of its net income for that year, combined with its retained net income from the preceding two years. The payment of dividends by any financial institution or its holding company is also affected by the requirement to maintain adequate capital pursuant to applicable capital adequacy guidelines and regulations, and a financial institution generally is prohibited from paying any dividends if, following payment thereof, the institution would be under-capitalized. As described above, the Bank exceeded its minimum capital requirements under applicable guidelines at year-end. The amount of dividends available to the Corporation from the Bank at December 31, 2011, was approximately $9,590,000.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 17	RELATED PARTY TRANSACTIONS

Certain directors, executive officers and principal shareholders of the Corporation, including their immediate families and companies in which they are principal owners, were loan customers during 2011 and 2010. The following is a summary of the activity on these borrower relationships (in thousands):

2011
Beginning balance	$3,045
New loans and advances	380
Change in status	(205)
Payments	(117)
Ending balance	$3,103

Deposit accounts of directors and executive officers of the Corporation totaled $3,609,000 and $2,600,000 at December 31, 2011 and 2010, respectively.

FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 18	FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS

The Corporation groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure assets and liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

·	Level 1 – Quoted prices in active markets for identical assets or liabilities.

·	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

·	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation’s assessment of the significance of particular inputs to these fair value measurements requires significant management judgment or estimation and considers factors specific to each asset or liability.

The Corporation utilizes a third party pricing service to assist in estimating the fair value of financial instruments. The prices for these instruments are obtained through an independent pricing service or dealer market participants with whom the Corporation has historically transacted both purchases and sales of investment securities. Prices obtained from these sources include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. Management reviews the data and assumptions used in pricing the securities by its third party provider to ensure the highest level of significant inputs are derived from market observable data.

Treasuries are priced through a commonly used industry standard calculating source (Bloomberg); for each holding, the price pulled is the actual market bid price at the exact time of pricing. Non-callable agencies are priced through Bloomberg. Matrixes are collected from primary dealers and used to compile an average matrix. Callable agencies are priced running an industry standard calculating source (Bloomberg) with an Option-Adjusted Spread matrix based on current new issue spreads and adjusted accordingly for premiums and discounts. Municipal securities are priced using a matrix-based method denoting quality and maturity breakdowns. Each municipal is assigned a municipal pricing code. The municipal trading desk creates a monthly municipal pricing matrix that has 51 separate market codes. Each municipal is then priced according to its coupon and the maturity/call dates producing the worst-yield. Fixed-rate and adjustable-rate mortgage-backed securities are priced individually using the Reuters pricing service.

The following table presents information about the Corporation’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 and the valuation techniques used by the Corporation to determine those fair values.

Assets and liabilities, (in thousands) measured at fair value on a recurring basis for the periods shown:

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	For Identical	Inputs	Inputs
December 31, 2011	Assets (Level 1)	(Level 2)	(Level 3)	Balance
Assets
U.S. Government and federal agencies	$—	$4,066	$—	$4,066
State and political subdivisions	—	14,372	—	14,372
Mortgage-backed securities	—	6,414	—	6,414
Total Assets	$—	$24,852	$—	$24,852

Liabilities	$—	$—	$—	$—

December 31, 2010
Assets
U.S. Government and federal agencies	$—	$9,065	$—	$9,065
State and political subdivisions	—	16,069	—	16,069
Mortgage-backed securities	—	8,709	—	8,709
Total Assets	$—	$33,843	$—	$33,843

Liabilities	$—	$—	$—	$—

Securities characterized as having Level 2 inputs generally consist of obligations of U.S. Government and federal agencies, government-sponsored organizations and obligations of state and political subdivisions. There were no transfers in or out of Levels 1 and 2 for the year ended December 31, 2011.

The Corporation also has assets that, under certain conditions, are subject to measurement at fair value on a non-recurring basis. At December 31, 2011, such assets consist primarily of impaired loans. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically, discounted present value of cash flow projections.

The following table presents financial assets and liabilities measured on a nonrecurring basis:

	Fair Value Measurements at Reporting Date Using

	Balance at
(In thousands)	December 31,	Level 1	Level 2	Level 3
2011
Impaired loans	$7,400	$—	$—	$7,400
Real estate acquired through foreclosure	—	—	—	—

2010
Impaired loans	$1,864	$—	$—	$1,864
Real estate acquired through foreclosure	20	—	—	20

A loan is considered impaired when, based on current information and events it is probable the Corporation will be unable to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) partial write downs that are based on the observable market price or current appraised value of the collateral, or (2) the full charge-off of the loan carrying value. The Corporation establishes the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

Other real estate owned ("OREO") acquired through or instead of loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Management considers third party appraisals as well as independent fair market value assessments from realtors or persons involved in selling OREO when determining the fair value of particular properties. Accordingly, the valuations of OREO and other repossessed assets are subject to significant judgment. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Additionally, any operating costs incurred after acquisition are also expensed.

The estimated year-end fair values of financial instruments (in thousands) were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Cash equivalents and federal funds sold	$10,723	$10,723	$22,080	$22,080
Securities available for sale	24,852	24,852	33,843	33,843
Other investment securities	2,259	2,259	2,260	2,260
Loans, net of allowance for loan loss	231,094	224,230	227,460	225,298
Accrued interest receivable	1,275	1,275	1,288	1,288

Financial liabilities
Demand and savings deposits	$(160,626)	$(160,626)	$(151,336)	$(151,336)
Time deposits	(98,502)	(97,712)	(125,908)	(125,532)
Accrued interest payable	(106)	(106)	(192)	(192)

The following section describes the valuation methodologies used by management to measure financial assets and liabilities at fair value. Where appropriate, the description includes information about the valuation models and key inputs to those models.

·	Cash equivalents and federal funds sold - The carrying value of cash, amounts due from banks and federal funds sold assumed to approximate fair value.
·	Investment securities – Fair value is based on quoted market prices in active markets for identical assets or similar assets in active markets. If quoted market prices are not available, with the assistance of an independent pricing service, management’s fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.
·	Loans – The loan portfolio includes adjustable and fixed-rate loans, the fair value of which is estimated using discounted cash flow analyses. To calculate discounted cash flows, the loans are aggregated into pools of similar types and expected repayment terms. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses for non-performing loans and were discounted using current rates offered to borrowers of similar credit characteristics. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.
·	Accrued interest receivable – The fair value approximates the carrying value.
·	Demand and savings deposits – The fair value is equal to the amount payable on demand at the reporting date.
·	Time deposits – The fair value for fixed-rate time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for time deposits with similar terms and remaining maturities.
·	Accrued interest payable – The fair value approximates the carrying value.

OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Comprehensive Income Note [Text Block]
NOTE 19	OTHER COMPREHENSIVE INCOME

Other comprehensive income (loss) components and related taxes (in thousands) at December 31,

	2011	2010	2009
Unrealized holding gains and losses on securities available for sale	$349	$(449)	$1,404
Less reclassification adjustments for gains and losses later recognized in income	—	—	(22)
Net unrealized gains and losses	349	(449)	1,426
Tax effect	119	(152)	484
Other comprehensive income (loss)	$230	$(297)	$942

EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 20	EARNINGS PER SHARE

Weighted average shares used in determining basic and diluted earnings per share are as follows:

	2011	2010	2009
Weighted average shares outstanding during the year	1,157,477	1,142,610	1,137,214
Dilutive effect of stock options	8,128	388	—
Weighted average shares considering dilutive effect	1,165,605	1,142,998	1,137,214

Anti-dilutive stock options not considered in computing diluted earnings per share	2,130	13,230	24,702

PARENT CORPORATION STATEMENTS	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 21	PARENT CORPORATION STATEMENTS

The following are condensed financial statements of Commercial Bancshares, Inc.

CONDENSED BALANCE SHEETS

December 31, 2011 and 2010

(Dollars in thousands)

	2011	2010
ASSETS
Cash on deposit with subsidiary	$164	$113
Investment in common stock of subsidiaries	26,530	24,009
Other assets	350	308
Total assets	$27,044	$24,430

LIABILITIES AND SHAREHOLDERS’ EQUITY
Liabilities	$45	$41
Shareholders’ equity	26,999	24,389
Total liabilities and shareholders’ equity	$27,044	$24,430

CONDENSED STATEMENTS OF INCOME

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
INCOME
Dividends from Bank subsidiary	$562	$600	$757
Total income	562	600	757

EXPENSES
Professional fees	65	67	32
Other	97	76	82
Total expenses	162	143	114

Tax benefit	(55)	(47)	(39)
Income before equity in undistributed earnings of subsidiaries	455	504	682
Equity in undistributed earnings of subsidiaries	2,324	1,819	419

NET INCOME	$2,779	$2,323	$1,101

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$2,779	$2,323	$1,101
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiaries	(2,324)	(1,819)	(419)
Stock-based compensation	50	32	6
Other	(5)	(92)	(44)
Net cash from operating activities	500	444	644

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash from investing activities	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES
Treasury stock issued for deferred compensation plan	103	117	—
Treasury stock issued under stock option plans	10	—	—
Cash dividends paid	(562)	(481)	(659)
Net cash from financing activities	(449)	(364)	(659)

Net change in cash	51	80	(15)
Cash at beginning of period	113	33	48
Cash at end of period	$164	$113	$33

QUARTERLY INFORMATION (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 22	QUARTERLY INFORMATION (Unaudited)

The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2011	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,714	$3,760	$3,834	$3,733
Total interest expense	628	557	515	412
Net interest income	$3,086	$3,203	$3,319	$3,321
Provision for loan losses	195	330	229	235
Net income	$617	$628	$794	$740

Basic earnings per common share	0.54	0.54	0.68	0.64
Diluted earnings per common share	0.53	0.54	0.68	0.63

2010	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,915	$3,927	$3,969	$3,934
Total interest expense	969	941	879	800
Net interest income	$2,946	$2,986	$3,090	$3,134
Provision for loan losses	245	280	380	465
Net income	$517	$557	$598	$651

Basic earnings per common share	0.45	0.49	0.53	0.56
Diluted earnings per common share	0.45	0.49	0.53	0.56